EGA Emerging Global Shares Trust

	CUSIP	NYSE Arca
EGShares TCW EM Short Term Investment Grade Bond ETF	268461399	SEMF

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.emergingglobaladvisors.com/etfliterature.cfm. You can also get this information at no cost by calling 1-888-800-4347 or by sending an e-mail request to info@egshares.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated July 29, 2014, as amended and supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Summary Prospectus
August 4, 2014

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

EGShares TCW EM Short Term Investment Grade Bond ETF

The Board of Trustees (the “Board”) of the EGA Emerging Global Shares Trust (the “Trust”) has authorized an orderly liquidation of the Fund. The Board has determined that closing and liquidating the Fund is in the best interests of the Fund and its shareholders.

Beginning immediately, through the close of trading on the NYSE Arca on September 29, 2014, the Fund will undertake the process of closing down and liquidating its portfolio. This process will result in the Fund not tracking its underlying index and its cash holdings increasing, which may not be consistent with the Fund’s investment objectives and strategies.

The Fund will not accept creation unit orders from authorized participants after September 23, 2014. Trading on the NYSE Arca for the Fund’s shares will be suspended prior to the open of business on Tuesday, September 30, 2014. The final date of trading on the NYSE Arca for the Fund will be Monday, September 29, 2014. Shareholders may sell their holdings on or before Monday, September 29, 2014 and may incur customary brokerage charges. Shareholders who do not sell their holdings on or before Monday, September 29, 2014 will receive cash equal to the amount of the net asset value of their shares. These payments may be taxable and will incur any accrued capital gains and dividends. The Fund’s investment adviser, Emerging Global Advisors, LLC, will bear all legal and administrative expenses associated with the liquidation and closure of the Fund. In addition, the Fund may also pay a final clean-up distribution of any accrued capital gains and income to shareholders of record as of the close of trading on the NYSE Arca on Monday, September 29, 2014, in an amount necessary to comply with any tax requirements applicable to the Fund.

For additional information regarding the liquidation, shareholders of the Fund may call 1-888-800-4347.

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the J.P. Morgan Custom EM Short Term Investment Grade Bond Index (the “SEMF Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-l) Fees(1)	0.00%
Total Annual Fund Operating Expenses(2)	0.65%

(1)	The Fund does not anticipate that it will incur any 12b-1 fees during its first year of operations.
(2)	Emerging Global Advisors, LLC (“EGA”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from January 8, 2014 (commencement of operations) through the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective through investment in investment grade debt denominated in U.S. dollars of emerging market countries and companies. Under normal conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade, U.S. dollar denominated emerging markets short term sovereign and corporate bonds. The Fund may invest up to 20% of its net assets in fixed income securities that are non-investment grade or unrated and/or issued by non-emerging market countries and companies.

The Fund, using a “passive” or “indexing” investment approach, will seek to replicate, before the Fund’s fees and expenses, the performance of the SEMF Underlying Index. The SEMF Underlying Index is a rules-based index comprised of, as of the date of this Prospectus, approximately 48 emerging markets investment grade sovereign and corporate bonds, notes or other debt obligations denominated in U.S. dollars with remaining maturities between 1 and 3 years. The remaining maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by J.P. Morgan Securities LLC. Through its investments, the Fund will have an average weighted remaining maturity of no more than 3 years.

The Fund expects to use a sampling approach in seeking to achieve its investment objective. Sampling means that TCW Investment Management Company, the sub-adviser to the Fund (“Sub-Adviser”), uses quantitative analysis to select securities from the SEMF Underlying Index universe to obtain a representative sample of securities that resemble the SEMF Underlying Index in terms of key risk factors, performance attributes and other characteristics. These characteristics may include country of domicile, maturity, credit quality, sector, duration and other financial characteristics of fixed income securities. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund, potential transaction costs in acquiring particular securities, the anticipated impact of particular securities in the SEMF Underlying Index on the performance of the SEMF Underlying Index and the availability of particular securities in the secondary market. However, the Fund may use replication to achieve its objective if practicable. In seeking to accurately track the SEMF Underlying Index, there may also be instances in which the Sub-Adviser chooses to overweight or underweight another security in the SEMF Underlying Index, or purchase (or sell) securities not in the SEMF Underlying Index that the Sub-Adviser believes are appropriate substitutes for one or more Index components. In addition, from time to time securities are added to or removed from the SEMF Underlying Index. The Fund may sell securities that are represented in the SEMF Underlying Index or purchase securities that are not yet represented in the SEMF Underlying Index in anticipation of their removal from or addition to the SEMF Underlying Index.

To the extent the SEMF Underlying Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments accordingly, although the Fund will generally limit individual country positions to approximately 20% of its net assets (with appropriate adjustments to be made for minimum lot size requirements). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Principal Investment Risks

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Securities The price of one or more of the securities in the Fund’s portfolio may fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Investment Grade Securities Fixed income securities that are rated below investment grade (commonly referred to as “junk bonds”), or unrated but considered to be below investment grade, may be deemed speculative and more volatile than higher-rated securities of similar maturity. Non-investment grade fixed income securities are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These fixed income securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade fixed income securities markets generally, real or perceived adverse economic and competitive industry conditions, and less secondary market liquidity. If the issuer of non-investment grade fixed income securities defaults, the Fund may incur additional expenses to seek recovery.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the SEMF Underlying Index.

Interest Rate As interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease. Fixed income securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Credit/Default Issuers or guarantors of debt instruments may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations. In addition, securities issued by the U.S. government generally have less credit risk than debt securities of non-U.S. government issuers or non-government issuers. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and share price.

Non-Correlation The Fund’s return may not match the return of the SEMF Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the SEMF Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the SEMF Underlying Index. In addition, the Fund’s NAV may deviate from the SEMF Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the SEMF Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the SEMF Underlying Index (“Sponsor”) will compile the SEMF Underlying Index accurately, or that the SEMF Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the SEMF Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the SEMF Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Extension An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Fund’s performance may suffer from its inability to invest in higher yielding securities.

Income Falling interest rates may cause the Fund’s income to decline.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Adviser, preventing the Fund from tracking the SEMF Underlying Index.

Financial Services Sector The financial services sector may be particularly affected by economic cycles, interest rate changes, and business developments and regulatory changes applicable to the financial services group of industries. For example, declining economic and business conditions can disproportionately impact companies in the financial services sector due to increased defaults on payments by borrowers. Interest rate increases can also adversely affect financial services companies by increasing their cost of capital. In addition, financial services companies are heavily regulated and, as a result, political and regulatory changes can affect the operations and financial results of such companies, potentially imposing additional costs and possibly restricting the businesses in which such companies may engage.

Concentration The Fund will concentrate in industries to the same extent as the SEMF Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Although the fixed income instruments held by the Fund will be denominated in U.S. dollars, economic or political developments, among other things, could still negatively impact the value of such instruments.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the SEMF Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer-Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Performance

Because the Fund has not completed a full calendar year of operations, no performance information has been provided.

Management

Investment Adviser

Emerging Global Advisors, LLC.

Sub-Adviser

TCW Investment Management Company.

Portfolio Managers

Name	Title	Length of Service on the Fund
Penelope D. Foley	Portfolio Manager	2013
David I. Robbins	Portfolio Manager	2013

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 100,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (i.e., at a premium) or less than NAV (i.e., at a discount).

Tax Information

The Fund’s distributions are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally would be taxed when withdrawn from the tax-deferred account.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), EGA may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

[This page intentionally left blank.]

[This page intentionally left blank.]

EGA Emerging Global Shares Trust To view the Fund’s statutory prospectus or statement of additional information online visit: http://www.emergingglobaladvisors.com/etfliterature.cfm